Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Earnings Per Share [Abstract]
Profit/(Loss) for the year attributable to equity holders of the Group	$ 45,260,215	$ 13,580,791	$ (2,038,075)
Weighted average number of ordinary shares in issue during the year	60,956,752	3,333,433	100
Basic and diluted earnings per share	$ 0.74	$ 4.07	$ (20,381.00)